Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024		Dec. 31, 2023	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ (5,984)				$ (629,176)	[1]		$ (4,344,768)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization					2,251			2,437
Amortization of right-of-use asset					39,672			42,848
Investment income					(2,831)			(7,308)
Share-based compensation								1,938,359
Change in operating assets and liabilities:
Prepayments and other assets					(52,761)			(34,972)
Right-of-use assets, net					(88,104)			(44,829)
Account payables	5,984				651			1
Salary and welfare payable					(410)			1,862
Tax payable								(616)
Amount due to related parties					613,730			1,019,742
Other payables					1
Right of use liabilities					44,106			17
Net cash used in operating activities					(72,871)			(1,427,227)
Cash flows from investing activities:
Proceeds from disposal of short-term investments					301,051			639,850
Purchase of short term investments					(210,713)
Purchase of property, plant and equipment					(13)
Net cash provided by (used in) investing activities					90,325			639,850
Cash flows from financing activities:
Shares issued					30,776			57,183
Payments for deferred offering costs					(108,546)			(229,732)
Net cash provided by (used in) financing activities					(77,770)			(172,549)
Effect of Exchange Rate Changes on Cash and Equivalents					(44,407)			8,158
NET CHANGE IN CASH					(104,723)			(951,768)
CASH, BEGINNING OF YEAR					179,237			1,131,005
CASH, END OF YEAR					74,514			179,237
Supplemental Disclosure of Cash Flow Information:
Cash paid for income taxes
Supplemental Disclosure of Non-Cash Flow Information:
Right-of-use assets and lease liabilities					$ 88,104			$ 44,829
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash item, operating expenses	$ 5,984
DT Cloud Acquisition Corporation [Member]
Cash flows from operating activities:
Net income		$ 452,085	$ 43,875	$ 2,265,806			$ (87,271)
Adjustments to reconcile net income to net cash used in operating activities:
Dividend income earned on cash and investment held in trust account		(740,346)	(346,250)	(3,000,071)
Change in operating assets and liabilities:
Prepaid expenses		(52,032)	(65,722)	(8,384)			(8,446)
Due to related party		44,281	(207,614)	(87,855)			76,288
Accrued liabilities		42,453	76,836	143,813			24,247
Net cash used in operating activities		(253,559)	(498,875)	(686,691)			4,818
Cash flows from investing activities:
Extension payments deposited in Trust Account		(357,949)
Cash withdrawn from Trust Account in connection to redemption		19,821,345
Proceeds deposited in Trust Account			(69,345,000)	(69,345,000)
Net cash provided by (used in) investing activities		19,463,396	(69,345,000)	(69,345,000)
Cash flows from financing activities:
Redemption of ordinary shares		(19,821,345)
Proceed from public offering, net of offering costs			67,833,894	67,833,894
Other payables		300,000
Proceed from private placement			2,345,000	2,345,000
Advance from related party		333,528		129,759			490,000
Due to related party		159,488	(490,000)	(490,000)			490,000
Net cash provided by (used in) financing activities		(19,361,857)	69,688,894	69,688,894			490,000
NET CHANGE IN CASH		(152,020)	(154,981)	(342,797)			494,818
CASH, BEGINNING OF YEAR		152,021	494,818	494,818
CASH, END OF YEAR		1	339,837	152,021			494,818
Reconciliation to amounts on balance sheets:
Cash		1		152,021			69,818
Cash in escrow							425,000
Total cash and cash in escrow balance				152,021			494,818
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of representative shares			10	10
Initial classification of ordinary shares subject to possible redemption			68,014,286	68,014,286
Allocation of offering costs to ordinary shares subject to possible redemption			2,933,590	2,933,590
Accretion of carrying value to redemption value			4,264,304	4,264,304
Subsequent remeasurement of ordinary shares subject to possible redemption				3,000,071
Accrued underwriting compensation			1,725,000	$ 1,725,000
Extension funds attributable to common stock subject to redemption		357,949
Remeasurement of ordinary shares subject to possible redemption		$ 740,346	$ 346,250

[1]	There are no effects on total revenue and total net income.